Contract Balances (Details) - Schedule of contract assets, accounts receivable, deferred revenue and financial liabilities from contracts with customers ¥ in Thousands, $ in Thousands		6 Months Ended	12 Months Ended
		Jun. 30, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Jun. 30, 2021 USD ($)
Schedule of contract assets, accounts receivable, deferred revenue and financial liabilities from contracts with customers [Abstract]
Accounts receivable		¥ 48,400	¥ 52,866
Less: Allowance for doubtful debts	[1]	(19,106)	(25,853)
Accounts receivable, net		29,294	27,013
Contract assets		5,598	6,194
Deferred revenue
-current		331,719	341,934
-non-current		43,338	46,927	$ 6,712
Financial liabilities from contracts with customers		¥ 330,148	¥ 384,561

[1]	Changes in the allowance for doubtful accounts were as follows: